Power Income Fund
RISK/RETURN
Investment Objectives:
The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Power Income Fund	Power Income Fund Class A	Power Income Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (as a % of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Power Income Fund		Power Income Fund Class A	Power Income Fund Class I
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.28%
Acquired Fund Fees and Expenses	[1]	0.53%	0.53%
Total Annual Fund Operating Expenses		2.06%	1.81%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Power Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Power Income Fund Class A	699	1,113	1,553	2,770
Power Income Fund Class I	184	569	980	2,127

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 259% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's investment adviser seeks to achieve the Fund's primary investment objective by investing primarily in a diversified portfolio of income-producing high-yield fixed income securities commonly know as "junk" bonds.  The Fund defines junk bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or, if unrated, determined by the adviser to be of similar credit quality.  The adviser does not select individual junk bonds but instead, invests the Fund's assets in open end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in junk bonds.

The adviser seeks to achieve the Fund's secondary investment objective by hedging the Fund's portfolio when it believes prices of junk bonds are declining.  The adviser will hedge by (i) increasing allocations to cash equivalents (ii) purchasing inverse mutual funds or (iii) short selling ETFs.  Inverse mutual funds typically lose value as the index or security tracked by the mutual fund increases in value; a result that is the opposite from traditional mutual funds.  The Fund limits short ETF positions and inverse mutual funds, in total, to 50% of Fund assets.

The adviser selects mutual funds and ETFs without restriction as to minimum issuer credit quality, sector, country of origin, or security maturity with respect to the fixed income securities held by these funds.  The Fund may invest in open end investment companies (“mutual funds”) and ETFs that employ derivatives, such as swap contracts, to obtain exposure to junk bond returns.  The Fund does not invest in derivatives directly and will limit investment in open end investment companies (“mutual funds”) and ETFs that invest primarily in derivatives to 50% of Fund assets.

The adviser buys securities when it believes junk bond prices are stable or improving and sells them when it believes prices will fall.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

  Derivatives Risk.  Derivatives are subject to credit risk and liquidity risk.  Additionally, even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's performance.

  Fixed Income Risk.  When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

  Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

  Mutual Fund and ETF Risk.  Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities.  Inverse mutual funds tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.powerincomefund.com or by calling 1-877-7-PWRINC.

PSI Market Neutral Fund
RISK/RETURN
Investment Objective:
The Fund seeks positive absolute returns with less volatility than the S&P 500 Index.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PSI Market Neutral Fund PSI Market Neutral Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PSI Market Neutral Fund PSI Market Neutral Fund Class A Shares
Management Fees		1.00%
Distribution and/or Service (12b-1 Fees)		0.25%
Other Expenses		1.00%
Acquired Fund Fees and Expenses	[1]	0.54%
Total Annual Fund Operating Expenses		2.79%
Fee Waiver	[2]	(0.35%)
Total Annual Fund Operating expenses After Fee Waiver		2.44%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2012, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PSI Market Neutral Fund PSI Market Neutral Fund Class A Shares	808	1,359	1,935	3,490

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 8,039% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's investment adviser seeks to achieve the Fund's investment objective by investing long or short in a combination of exchange traded funds ("ETFs"), derivatives and open-end investment companies (mutual funds”) using the adviser's market neutral strategy.  The ETFs and mutual funds in which the Fund invests each primarily invest in (1) US common stocks, (2) foreign common stocks, (3) US fixed income securities, (4) foreign fixed income securities, (5) commodities, or (6) currencies.  The adviser invests Fund assets without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs and mutual funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  Foreign common stock ETFs and mutual funds may invest in common stock of companies located in emerging market countries.

The adviser's market neutral strategy is intended to generate relatively low-volatility positive absolute returns, regardless of the direction of the equity, fixed income, commodity or currency markets, by generating a combination of capital appreciation and interest income.  The adviser seeks returns that are both positive and consistent by (1) hedging market risk by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked), (2) using futures and options to offset portfolio-level or security-specific risk and (3) diversifying among asset classes that it believes are not highly correlated to eachother or the financial markets in general.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets long and short (via inverse ETFs) in the following ranges.

Position	Asset Class	Percent Allocation

Long	"Strong" Index or Sector ETFs and mutual funds	30% to 50%
Short	"Weak" Index or Sector ETF	30% to 50%
Long	Opportunistic Index or Sector ETFs and mutual funds	0% to 40%

The adviser intends to maintain portfolio-level net market exposure in a range from zero (market neutral) to a maximum of +20% in periods when it believes market conditions are most favorable.  The adviser will not invest Fund assets to create a net short position.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities in a hedged combination (via an ETF or mutual fund and an inverse ETF) that its market neutral analysis indicates have a strong and weak short-term outlook.  The adviser also buys securities that it believes present a short-term long only opportunity for gain.  It sells securities when it believes more profitable securities are available or to maintain net market exposure between 0% and 20%.  The adviser will buy and sell derivatives for similar reasons.  The adviser will engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs as well as through any direct investments in non-ETF securities and derivatives.

  Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Management Risk:  The adviser's dependence on the market neutral strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk:  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

PSI Total Return Fund
RISK/RETURN
Investment Objective:
The Fund seeks total return from income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PSI Total Return Fund PSI Total Return Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PSI Total Return Fund PSI Total Return Fund Class A Shares
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		0.71%
Acquired Fund Fees and Expenses	[1]	0.39%
Total Annual Fund Operating Expenses		2.25%
Fee Waiver	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		2.14%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and /or to make payments to limit Fund expenses , at least until October 31, 2012, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.75% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PSI Total Return Fund PSI Total Return Fund Class A Shares	780	1,228	1,701	3,003

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 198% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's investment adviser seeks to achieve the Fund's investment objective by investing in a combination of (1) open-end investment companies ("mutual funds") and (2) exchange traded funds ("ETFs") that each invest primarily in fixed income securities, common stocks, or alternative assets, which the Fund defines as commodity-related or real estate-related securities, and (3) derivatives using the adviser's quantitative analysis strategy.  The adviser selects fixed income ETFs and mutual funds without restriction as to maturity or credit quality.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  The adviser selects common stock ETFs and mutual funds without restriction as to issuer sector, capitalization or country of origin.  Foreign common stock funds may invest in common stock of companies located in emerging market countries.  The adviser may hedge up to 30% of the Fund's portfolio using US Treasury Futures and Options on US Treasury Futures when it believes interest rates are increasing.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser's quantitative analysis strategy determines asset allocation between (1) fixed income securities, (2) common stock,(3) derivatives and (4) alternative assets through an assessment of the current-versus-historical averages of (i) interest rates of various maturities, (ii) credit spreads (the yield difference between corporate bonds and risk-free U.S. Treasury bonds) (iii) common stock market return volatility and (iv) alternative asset expected returns.  If the adviser expects interest rates to decline it will allocate more assets to fixed income sectors; if it expects rates to rise it will reduce fixed income allocation or hedge via derivatives.  If it expects credit spreads to narrow or volatility to decline, indicating investor confidence in economy growth or, at least, stability, it will allocate more assets to common stocks.  If it expects these indicators to increase it will reduce common stock allocations.

To execute its asset allocation targets, the adviser selects individual ETFs and mutual funds by analyzing relative price momentum.  Relative price momentum analysis seeks to use publicly available information including previous prices, returns and/or trading volumes to identify individual securities that have exhibited strong performance in prior periods as compared to other investment opportunities.  The adviser sells individual securities identified during its relative price momentum analysis when another individual security exhibits stronger performance or to realign its portfolio-level asset allocation.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Management Risk:  The adviser's dependence on the quantitative analysis strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

PSI Strategic Growth Fund
RISK/RETURN
Investment Objective:
The Fund primarily seeks long-term capital appreciation and secondarily, capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PSI Strategic Growth Fund PSI Strategic Growth Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PSI Strategic Growth Fund PSI Strategic Growth Fund Class A Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fee		0.25%
Other Expenses		0.80%
Acquired Fund Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		2.51%
Fee Waiver and/or Reimbursement	[2]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		2.36%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and /or to make payments to limit Fund expenses , at least until October 31, 2012, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PSI Strategic Growth Fund PSI Strategic Growth Fund Class A Shares	800	1,298	1,821	3,247

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 328% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's investment adviser seeks to achieve the Fund's primary investment objective by investing in a combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser's market analysis strategy.

The adviser seeks to achieve the Fund's secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund's assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund's name refers, generally, to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser's market analysis strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes, as well as how fundamental drivers, such as economic growth rates, could be expected to shape the future return and risk characteristics.  The strategy relies on broad asset class representation and the inclusion of lower correlated asset classes to reduce expected volatility and deliver favorable performance under various market conditions.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation

Equity	25% to 100%
Fixed Income	0% to 50%
Alternative Asset	0 % to 50%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its market analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its analysis indicates that the segment or security is likely to underperform competing investments.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

  Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Management Risk:  The adviser's dependence on the market neutral strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

PSI Tactical Growth Fund
RISK/RETURN
Investment Objective:
The Fund primarily seeks total return from income and capital appreciation and secondarily, capital preservation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	PSI Tactical Growth Fund PSI Tactical Growth Fund Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PSI Tactical Growth Fund PSI Tactical Growth Fund Class A Shares
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.08%
Acquired Fund Fees and Expenses	[1]	0.48%
Total Annual Fund Operating Expenses		2.81%
Fee Waiver and/or Reimbursement	[2]	(0.43%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.38%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and /or to make payments to limit Fund expenses , at least until October 31, 2012, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PSI Tactical Growth Fund PSI Tactical Growth Fund Class A Shares	802	1,358	1,938	3,503

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 1,839% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund's investment adviser seeks to achieve the Fund's primary investment objective by investing combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser's tactical strategy.

The adviser's tactical strategy combines two investment disciplines.  The first determines entry and exit points to and from the market based on historical market-price moving average indicators.  Additionally, entry and exit points are refined by stop loss points (a form of automatic sell decision based upon a set drop in a security's price) in an effort to help control losses in any one specific position.  In volatile or downward markets, the adviser seeks to add value by taking hedged or defensive positions.  The second discipline relies on two calendar-based cycles.  The first, a weekly stock rotation cycle indicator seeks to identify sectors and markets likely to outperform the overall market.  The second, a monthly cash flow cycle measure seeks to identify periods of market strength (rising prices) caused by positive changes in cash flow into the market.

The adviser seeks to achieve the Fund's secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund's assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund's name refers generally to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser's tactical strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes.  Additionally, the adviser employs a technical market analysis method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation

Equity	0% to 100%
Fixed Income	0% to 100%
Alternative Asset	0% to 90%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its tactical analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its tactical analysis indicates that the segment or security is likely to underperform competing investments.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

  Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Management Risk:  The adviser's dependence on its tactical strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 28, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2011
Prospectus Date	rr_ProspectusDate	Nov 1, 2011
Power Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 14 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 259% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	259.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's investment adviser seeks to achieve the Fund's primary investment objective by investing primarily in a diversified portfolio of income-producing high-yield fixed income securities commonly know as "junk" bonds.  The Fund defines junk bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or, if unrated, determined by the adviser to be of similar credit quality.  The adviser does not select individual junk bonds but instead, invests the Fund's assets in open end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in junk bonds.

The adviser seeks to achieve the Fund's secondary investment objective by hedging the Fund's portfolio when it believes prices of junk bonds are declining.  The adviser will hedge by (i) increasing allocations to cash equivalents (ii) purchasing inverse mutual funds or (iii) short selling ETFs.  Inverse mutual funds typically lose value as the index or security tracked by the mutual fund increases in value; a result that is the opposite from traditional mutual funds.  The Fund limits short ETF positions and inverse mutual funds, in total, to 50% of Fund assets.

The adviser selects mutual funds and ETFs without restriction as to minimum issuer credit quality, sector, country of origin, or security maturity with respect to the fixed income securities held by these funds.  The Fund may invest in open end investment companies (“mutual funds”) and ETFs that employ derivatives, such as swap contracts, to obtain exposure to junk bond returns.  The Fund does not invest in derivatives directly and will limit investment in open end investment companies (“mutual funds”) and ETFs that invest primarily in derivatives to 50% of Fund assets.

The adviser buys securities when it believes junk bond prices are stable or improving and sells them when it believes prices will fall.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds.

  Derivatives Risk.  Derivatives are subject to credit risk and liquidity risk.  Additionally, even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Fund's performance.

  Fixed Income Risk.  When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

  Management Risk.  The adviser's judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

  Mutual Fund and ETF Risk.  Mutual funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in fixed income securities.  Inverse mutual funds tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Short Position Risk.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.  The Fund's losses are potentially unlimited in a short position transaction.

  Turnover Risk.  A higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.powerincomefund.com or by calling 1-877-7-PWRINC.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-7-PWRINC
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.powerincomefund.com
Power Income Fund | Power Income Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	699
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,770
Power Income Fund | Power Income Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
PSI Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks positive absolute returns with less volatility than the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 8,039% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8039.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's investment adviser seeks to achieve the Fund's investment objective by investing long or short in a combination of exchange traded funds ("ETFs"), derivatives and open-end investment companies (mutual funds”) using the adviser's market neutral strategy.  The ETFs and mutual funds in which the Fund invests each primarily invest in (1) US common stocks, (2) foreign common stocks, (3) US fixed income securities, (4) foreign fixed income securities, (5) commodities, or (6) currencies.  The adviser invests Fund assets without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs and mutual funds may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  Foreign common stock ETFs and mutual funds may invest in common stock of companies located in emerging market countries.

The adviser's market neutral strategy is intended to generate relatively low-volatility positive absolute returns, regardless of the direction of the equity, fixed income, commodity or currency markets, by generating a combination of capital appreciation and interest income.  The adviser seeks returns that are both positive and consistent by (1) hedging market risk by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked), (2) using futures and options to offset portfolio-level or security-specific risk and (3) diversifying among asset classes that it believes are not highly correlated to eachother or the financial markets in general.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets long and short (via inverse ETFs) in the following ranges.

Position	Asset Class	Percent Allocation

Long	"Strong" Index or Sector ETFs and mutual funds	30% to 50%
Short	"Weak" Index or Sector ETF	30% to 50%
Long	Opportunistic Index or Sector ETFs and mutual funds	0% to 40%

The adviser intends to maintain portfolio-level net market exposure in a range from zero (market neutral) to a maximum of +20% in periods when it believes market conditions are most favorable.  The adviser will not invest Fund assets to create a net short position.  However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities in a hedged combination (via an ETF or mutual fund and an inverse ETF) that its market neutral analysis indicates have a strong and weak short-term outlook.  The adviser also buys securities that it believes present a short-term long only opportunity for gain.  It sells securities when it believes more profitable securities are available or to maintain net market exposure between 0% and 20%.  The adviser will buy and sell derivatives for similar reasons.  The adviser will engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs as well as through any direct investments in non-ETF securities and derivatives.

  Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Management Risk:  The adviser's dependence on the market neutral strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk:  Higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-928-9774
PSI Market Neutral Fund | PSI Market Neutral Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.79%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	808
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,935
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,490
PSI Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 198% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	198.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's investment adviser seeks to achieve the Fund's investment objective by investing in a combination of (1) open-end investment companies ("mutual funds") and (2) exchange traded funds ("ETFs") that each invest primarily in fixed income securities, common stocks, or alternative assets, which the Fund defines as commodity-related or real estate-related securities, and (3) derivatives using the adviser's quantitative analysis strategy.  The adviser selects fixed income ETFs and mutual funds without restriction as to maturity or credit quality.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  The adviser selects common stock ETFs and mutual funds without restriction as to issuer sector, capitalization or country of origin.  Foreign common stock funds may invest in common stock of companies located in emerging market countries.  The adviser may hedge up to 30% of the Fund's portfolio using US Treasury Futures and Options on US Treasury Futures when it believes interest rates are increasing.  The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser's quantitative analysis strategy determines asset allocation between (1) fixed income securities, (2) common stock,(3) derivatives and (4) alternative assets through an assessment of the current-versus-historical averages of (i) interest rates of various maturities, (ii) credit spreads (the yield difference between corporate bonds and risk-free U.S. Treasury bonds) (iii) common stock market return volatility and (iv) alternative asset expected returns.  If the adviser expects interest rates to decline it will allocate more assets to fixed income sectors; if it expects rates to rise it will reduce fixed income allocation or hedge via derivatives.  If it expects credit spreads to narrow or volatility to decline, indicating investor confidence in economy growth or, at least, stability, it will allocate more assets to common stocks.  If it expects these indicators to increase it will reduce common stock allocations.

To execute its asset allocation targets, the adviser selects individual ETFs and mutual funds by analyzing relative price momentum.  Relative price momentum analysis seeks to use publicly available information including previous prices, returns and/or trading volumes to identify individual securities that have exhibited strong performance in prior periods as compared to other investment opportunities.  The adviser sells individual securities identified during its relative price momentum analysis when another individual security exhibits stronger performance or to realign its portfolio-level asset allocation.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Management Risk:  The adviser's dependence on the quantitative analysis strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-928-9774
PSI Total Return Fund | PSI Total Return Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	780
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,701
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,003
PSI Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks long-term capital appreciation and secondarily, capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 328% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	328.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's investment adviser seeks to achieve the Fund's primary investment objective by investing in a combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser's market analysis strategy.

The adviser seeks to achieve the Fund's secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund's assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund's name refers, generally, to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser's market analysis strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes, as well as how fundamental drivers, such as economic growth rates, could be expected to shape the future return and risk characteristics.  The strategy relies on broad asset class representation and the inclusion of lower correlated asset classes to reduce expected volatility and deliver favorable performance under various market conditions.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation

Equity	25% to 100%
Fixed Income	0% to 50%
Alternative Asset	0 % to 50%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its market analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its analysis indicates that the segment or security is likely to underperform competing investments.  The adviser will buy and sell derivatives for similar reasons.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program.   Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

  Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Management Risk:  The adviser's dependence on the market neutral strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-928-9774
PSI Strategic Growth Fund | PSI Strategic Growth Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	800
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,298
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,821
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,247
PSI Tactical Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks total return from income and capital appreciation and secondarily, capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 35 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund’s portfolio turnover was 1,839% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1839.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund's investment adviser seeks to achieve the Fund's primary investment objective by investing combination of open-end investment companies ("mutual funds") and exchange traded funds ("ETFs") that each invest primarily in (1) U.S. fixed income securities, (2) U.S. equity securities (common and preferred stocks), (3) Foreign equity securities (common and preferred stocks), or (4) alternative assets, which the Fund defines as commodity-related, currency-related or real estate-related securities, using the adviser's tactical strategy.

The adviser's tactical strategy combines two investment disciplines.  The first determines entry and exit points to and from the market based on historical market-price moving average indicators.  Additionally, entry and exit points are refined by stop loss points (a form of automatic sell decision based upon a set drop in a security's price) in an effort to help control losses in any one specific position.  In volatile or downward markets, the adviser seeks to add value by taking hedged or defensive positions.  The second discipline relies on two calendar-based cycles.  The first, a weekly stock rotation cycle indicator seeks to identify sectors and markets likely to outperform the overall market.  The second, a monthly cash flow cycle measure seeks to identify periods of market strength (rising prices) caused by positive changes in cash flow into the market.

The adviser seeks to achieve the Fund's secondary investment objective, in part, by investing in alternative assets, which it believes have returns that are not highly correlated to those of the equity or fixed income markets in general, and by hedging up to 50% of the Fund's assets through derivatives or by purchasing inverse ETFs (securities designed to produce short positions with returns opposite to the securities index to which they are linked).  The adviser may also use derivatives as a substitute for securities to fulfill either the primary or secondary investment objective.

Fund assets are selected by the adviser without restriction as to minimum issuer credit quality, sector, capitalization, country of origin, or security maturity.  Fixed income ETFs may invest in non-investment grade fixed income securities, commonly known as "high yield" or "junk" bonds that are rated below Baa3 by Moody's Investors Service or similarly by another rating agency.  Foreign common stock ETFs may invest in common stock of companies located in emerging market countries. The use of "Growth" in the Fund's name refers generally to the goal of growth of investment rather than a strategy of investing in relatively high-growth companies.

The adviser's tactical strategy assesses the return outlook for segments of the capital markets by giving consideration to both the long term historic risk (as measured by volatility of returns) and return characteristics of the various asset classes.  Additionally, the adviser employs a technical market analysis method of evaluating securities by analyzing statistics generated by market activity, such as past prices and trading volume, in an effort to determine probable future prices.  The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate assets in the following ranges.

Asset Class	Percent Allocation

Equity	0% to 100%
Fixed Income	0% to 100%
Alternative Asset	0% to 90%

However, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities within specific market segments when its tactical analysis indicates a high probability that the segments and securities are likely to outperform competing investments.  The adviser sells securities to reduce exposure to a market segment or a security when its tactical analysis indicates that the segment or security is likely to underperform competing investments.  The adviser may engage in frequent buying and selling of securities to achieve the Fund's investment objectives.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.   The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund through its investments in ETFs and mutual funds as well as through any direct investments in specific non-fund securities and derivatives.

  Commodity Risk:  Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or production restrictions.

  Credit Risk:  Security issuers and derivative counterparties might not make payments on securities or instruments held by the Fund resulting in losses.  Credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.  High yield or junk bonds are speculative investments that carry greater risk of default than higher quality debt securities.

  Derivatives Risk:  Derivative instruments involve leverage and tracking risks because a small investment may result in large price changes and derivatives may not be a perfect substitute for securities.

  Emerging Markets Risk:  Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which offer fewer protections to securities holders.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid.

  ETF and Mutual Fund Risk:  The cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Inverse ETFs tend to limit the Fund's participation in overall market-wide gains.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund.

  Foreign Currency Risk:  Foreign securities and currency strategies will subject the Fund to currency trading risks that include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Fixed Income Risk:  A rise in interest rates causes a decline in the value of fixed income securities and fixed income derivatives.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Junk Bond Risk.  Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

  Management Risk:  The adviser's dependence on its tactical strategy and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Real Estate Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  A real estate investment trust's ("REIT") performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

  Small and Medium Capitalization Stock Risk:  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

  Turnover Risk.  Higher portfolio turnover will result in higher transactional and brokerage costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 1-888-928-9774.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-928-9774
PSI Tactical Growth Fund | PSI Tactical Growth Fund Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	802
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,938
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,503

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2012, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[3]	The Fund's adviser has contractually agreed to waive management fees and /or to make payments to limit Fund expenses , at least until October 31, 2012, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.75% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[4]	The Fund's adviser has contractually agreed to waive management fees and /or to make payments to limit Fund expenses , at least until October 31, 2012, so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.90% of average daily net assets. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.